Commitments and Contingencies (Details) (Aircraft orders, USD $) In Millions, unless otherwise specified	Jun. 30, 2014 engine aircraft
Aircraft orders
Number of aircraft committed to purchase	314
Number of new spare engines committed to purchase	13
Aggregate estimated total remaining payments or purchase commitments	$ 20,200.0
Other flight equipment purchase agreements | AeroTurbine
Aircraft orders
Number of new spare engines committed to purchase	2
Aggregate estimated total remaining payments or purchase commitments	$ 8.0